Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

January 5, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc. (“Registrant”)

Post-Effective Amendment No. 148 to Registration Statement on Form N-1A

File Nos. 2-75503, 811-03364

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Great-West Funds, Inc. (“Great-West Funds”) hereby certifies that the form of prospectus for the Great-West Emerging Markets Equity and Great-West Inflation-Protected Securities Funds and the statement of additional information, each dated January 4, 2018, that would have been filed by Great-West Funds pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Great-West Funds’ Post-Effective Amendment No. 148 to its Registration Statement on Form N-1A, which was filed by electronic transmission on December 18, 2017 pursuant to Rule 485(b) under the 1933 Act, and is the most recent amendment to Great-West Funds’ Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (303) 737-3011.

Sincerely,

/s/ Cara B. Owen

Cara B. Owen

Counsel & Assistant Secretary

Enclosures